ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current receivables [abstract]
Disclosure of accounts receivable [Table Text Block]
	As at December 31,
	2022	2021
Trade and settlement receivables	11,401	5,859
Goods and services tax receivable	1,257	1,099
Other receivables	565	2,646
	13,223	9,604